STOCK-BASED COMPENSATION (Details Narrative) - USD ($)									1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 26, 2024	Aug. 19, 2024	Jun. 24, 2024	Apr. 24, 2024	Apr. 12, 2024	Apr. 01, 2024	Feb. 05, 2024	Feb. 10, 2023	Jul. 31, 2021	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	May 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for issuance											14,959,805	14,622,735
Stock options exercised shares											1,240
Stock options exercised value											$ 4,000	$ 586,000
Share based compensation expense											1,020,000	6,710,000
Fair value of restricted stock units, shares										5,224
Fair value of restricted stock units										$ 126,000
Fair value of unvested restricted stock units												$ 22,000
Issuance of cash and equity awards											2,074,000
Cash											4,849,000
Consideration											$ 250,000
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock issued in public offering (ATM), net of costs, shares											863
Restricted stock units, vested			2,417		92,923		24,447	51,333			351,872	56,557
Restricted stock units, value											$ 376,000	$ 3,464,000
Additional restricted stock units												5,224
Restricted stock units, vested							11,111				11,515	71,333
Compensation expense											$ 91,000
Cash			$ 30,000
Restricted Stock Units (RSUs) [Member] | Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units, vested					63,045
Issuance of cash and equity awards			511,000
Restricted Stock Units (RSUs) [Member] | Chief Revenue Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units, vested					20,165
Issuance of cash and equity awards			163,000
Restricted Stock Units (RSUs) [Member] | Chief Marketing Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units, vested					9,712
Issuance of cash and equity awards			$ 79,000
Restricted Stock Units (RSUs) [Member] | Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized for issuance					24,692
Restricted stock units, vested											148,152
Restricted stock units, value											$ 600,000
Compensation expense											145,000
Restricted Stock Units Unvested [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units, value											95,000
Restricted Stock Units Vested [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense											$ 53,000
Restricted Stock Units One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units, vested											2,417
Restricted stock units, value											$ 19,000
Compensation expense											$ 2,000
Restricted Stock Units RSU One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units, vested		81,710									81,710
Restricted stock units, value											$ 448,000
Compensation expense											$ 52,000
Restricted Stock Units RSU Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units, vested	2,223										2,223
Restricted stock units, value											$ 12,000
Compensation expense											$ 0
Restricted stock units, vested											1,103
Cost of Sales [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense											$ 100,000	$ 133,000
Research and Development Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense											168,000	116,000
Selling and Marketing Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense											265,000	$ 1,097,000
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense											$ 488,000		$ 5,364,000
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock issued in public offering (ATM), net of costs, shares											350,423	65,389
Stock options exercised value
Share issuance under ESPP											61,178
Consideration
2021 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Term of plan									10 years
Number of shares authorized for issuance									1,000,000					2,000,000
2022 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for issuance												2,785,950
2022 Stock Incentive Plan [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding shares percentage												1.00%
Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock issued in public offering (ATM), net of costs, shares												166,667
Share issuance under ESPP				27,197							33,950
Consideration				$ 112,000		$ 135,000
Purchase shares percentage				15.00%		15.00%
Employee Stock Purchase Plan [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock issued in public offering (ATM), net of costs, shares											273,822
Exercise price				$ 4.14		$ 3.99
2022 Equity Incentive Plan and Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unissued authorized and available for future awards											854,412	496,587